Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015, were as follows (in thousands):

Balance as of January 1, 2015	$841,522
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,270)
Effect of Foreign Currency Translation	(4,836)
Balance as of December 31, 2015	834,416
Effect of Foreign Currency Translation	817
Balance as of December 31, 2016	$835,233

Schedule of Intangible Asset Balances
The following table presents intangible asset balances as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,179	$(539,910)	$425,269	$962,842	$(430,803)	$532,039	10 years
2GIG 2.0 technology	17,000	(10,479)	6,521	17,000	(7,064)	9,936	8 years
Other technology	7,067	(4,984)	2,083	7,067	(3,438)	3,629	5 - 7 years
Space Monkey technology	7,100	(2,268)	4,832	7,100	(761)	6,339	6 years
Patents	8,724	(3,913)	4,811	7,524	(2,094)	5,430	5 years
Non-compete agreements	1,200	(1,200)	—	1,200	(800)	400	2 - 3 years
Total definite-lived intangible assets:	1,006,270	(562,754)	443,516	1,002,733	(444,960)	557,773

Indefinite-lived intangible assets:
Spectrum licenses	31,253	—	31,253	—	—	—
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	58	—	58
Total Indefinite-lived intangible assets	31,876	—	31,876	622	—	622
Total intangible assets, net	$1,038,146	$(562,754)	$475,392	$1,003,355	$(444,960)	$558,395

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process
Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2016 (in thousands):

2017	$101,296
2018	89,736
2019	78,082
2020	67,288
2021	58,288
Thereafter	48,548
Total estimated amortization expense	$443,238